ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

6.           ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	As of December 31,
	2018	2019

Accounts receivable	$5,219	$913
Allowance of doubtful accounts	(2,635)	(264)

Accounts receivable, net	$2,584	$649

Accounts receivable mainly represent amounts earned under advertising contracts and IVAS business at the respective balance sheet dates. These amounts become billable according to the contract term.

Movement of allowance for doubtful accounts is as follows:

	Years ended December 31,
	2017	2018	2019

Balance at beginning of year	$2,640	$2,730	$2,635
Charge to expenses	130	52	212
Write off of accounts receivable	—	—	(2,571)
Exchange difference	(40)	(147)	(12)

Balance at end of year	$2,730	$2,635	$264